FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis by Level of Fair Value Hierarchy
	September 30, 2024
	Level 3	Total
Financial Liabilities

Private Warrants to purchase ordinary shares	$10	$10
Promissory Notes	$4,312	$4,312

	December 31, 2023
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$200	$200

	December 31, 2023
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$200	$200

	December 31, 2022
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$3	$3

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs
	September 30,	August 15,
	2024	2024
Volatility	76.86%	80.23%
Dividend yield	0%	0%

Schedule of Warrant Liability Measures
	Nine months ended September 30, 2024			Three months ended September 30, 2024
	Warrants to preferred shares	Warrants to Ordinary shares	Promissory Notes	Warrants to preferred shares	Warrants to Ordinary shares	Promissory Notes
Fair value at the beginning of the period	$200	$-	$-	$345	$-	$-
Issuance	-	1,130	4,622	-	1,130	4,622
Change in fair value	134	(1,120)	(310)	(11)	(1,120)	(310)
Conversion	(334)	-	-	(334)	-	-
Fair value at the end of the period	$-	$10	$4,312	$-	$10	$4,312

	Nine months ended September 30, 2023	Three months ended September 30, 2023
	Warrants to preferred share	Warrants to preferred shares
Fair value at the beginning of the period	$3	$111
Issuance	111	-
Change in fair value	40	43
Fair value at the end of the period	$154	$154

	2023	2022
	Warrants	Warrants	SAFE
Fair value at the beginning of the year	$3	$-	$3,204
Issuance	111	1,020	-
Change in fair value	86	(1,017)	-
Conversion to equity	-	-	(3,204)
Fair value at the end of the year	$200	$3	$-

Schedule of Hybrid Model for the Periods
	December 31
	2023	2022
Expected volatility	73.8%	87.3%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario (including de-SPAC transaction)	25%	-
Expected time to IPO (including de-SPAC transaction) (years)	0.414	-
Probability of other liquidation events	75%	100%
Expected time to liquidation (years)	2.75	3.00
Expected return on Equity	22%	23%

MORINGA ACQUISITION CORP [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis by Level of Fair Value Hierarchy
	Level	June 30, 2024	December 31, 2023
Assets:
Money market funds held in Trust Account	1	5,924,118	5,697,632
Liabilities:
Private Warrant Liability	3	27,284	8,531

	Level	December 31, 2023	December 31, 2022
Assets:
Money market funds held in Trust Account	1	5,697,632	116,692,038
Liabilities:
Private warrant liability	3	8,531	29,640

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs
	As of June 30, 2024	As of December 31, 2023
Share price	$10.0	$10.0
Strike price	$11.5	$11.5
Volatility	60%	60%
Risk-free interest rate	4.34%	4.78%
Dividend yield	0.00%	0.00%
Public warrant market price	$0.08	$0.03

	As of December 31, 2023	As of December 31, 2022
Share price	$10.0	$10.0
Strike price	$11.5	$11.5
Volatility	60%	50%
Risk-free interest rate	4.78%	4.00%
Dividend yield	0.00%	0.00%

Schedule of Warrant Liability Measures
In U.S dollars
Value of warrant liability measured with Level 3 inputs at December 31, 2023	8,531
Change in fair value of private warrant liability measured with Level 3 inputs	18,753
Value of warrant liability measured with Level 3 inputs at June 30, 2024	27,284

U.S. dollars
Value of warrant liability measured with Level 3 inputs at December 31, 2022	29,640
Change in fair value of private warrant liability measured with Level 3 inputs	(21,109)
Value of warrant liability measured with Level 3 inputs at December 31, 2023	8,531